Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 2,219	$ 832	$ 24
Adjustments for
Depreciation and amortization	498	490	489
Fixed assets impairment (reversal of)	0	(6)	90
Exchange rate, interest and derivative, net	157	99	88
Tax expenses	1,185	260	25
Change in provisions	(83)	(4)	113
Other	(15)	(21)	5
Adjustments for reconcile profit loss	1,742	818	810
Change in inventories	(527)	(267)	54
Change in trade receivables	(215)	(426)	(89)
Change in trade payables	(42)	274	84
Change in other receivables	(46)	9	5
Change in other payables	107	107	54
Net change in operating assets and liabilities	(723)	(303)	108
Interest paid, net	(106)	(89)	(107)
Income taxes paid, net of refund	(1,107)	(193)	(31)
Net cash provided by operating activities	2,025	1,065	804
Cash flows from investing activities
Proceeds (payments) from deposits, net	(36)	355	34
Business combinations	(18)	(365)	(27)
Purchases of property, plant and equipment and intangible assets	(747)	(611)	(626)
Proceeds from divestiture of assets and businesses, net of transaction expenses	33	39	29
Other	14	3	7
Net cash used in investing activities	(754)	(579)	(583)
Cash flows from financing activities
Dividends paid to the Company's shareholders	(1,166)	(276)	(118)
Receipt of long-term debt	1,045	1,230	1,175
Repayments of long-term debt	(1,181)	(1,120)	(1,133)
Repayments of short-term debt	(21)	(58)	(52)
Receipts (payments) from transactions in derivatives	20	(17)	24
Other	0	(3)	(1)
Net cash used in financing activities	(1,303)	(244)	(105)
Net change in cash and cash equivalents	(32)	242	116
Cash and cash equivalents as of the beginning of the year	473	214	95
Net effect of currency translation on cash and cash equivalents	(24)	17	3
Cash and cash equivalents as of the end of the year	$ 417	$ 473	$ 214